Debt (Details) - Part-10 - Pony Express Practice Acquistion [Member]	Oct. 31, 2022 USD ($)
First South National Bank [Member] | Commercial Loan One [Member]
Debt [Line Items]
Loan amount	$ 2,086,921
Fixed interest rate	5.97%
Amended date	Oct. 31, 2025
Fixed rate loan monthly payments	$ 23,138
Final monthly payment	1,608,530
First South National Bank [Member]
Debt [Line Items]
Commercial loan issuance costs	$ 25,575